================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373
                                                     ---------

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

              6803 South Tucson Way, Centennial, Colorado 80112-3924
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
CORPORATE LOANS--91.3%
CONSUMER DISCRETIONARY--31.5%
AUTO COMPONENTS--1.9%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 3%, 8/7/14(1)                                      $        31,648,949  $         30,712,679
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 5/18/17(1)                                     20,875,088            20,692,431
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.50%, 7/29/16(1)                                            8,910,634             8,932,911
Transtar Industries, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.50%, 12/21/16(1)                                 22,802,133            22,346,091
UCI International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 7/26/17(1)                           17,063,765            17,149,084
                                                                                   --------------------
                                                                                             99,833,196
AUTOMOBILES--0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 5.333%, 8/3/13(2)                                          54,579,048               273,168
DISTRIBUTORS--1.7%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%, 6/13/17(1)                                43,548,338            42,786,242
Leslie's Poolmart, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.50%, 11/21/16(1)                                               16,128,125            15,845,883
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 5, 4.50%, 3/3/18(1)                                      13,273,663            12,609,979
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 4/18/18(1)                                              22,263,126            21,483,916
                                                                                   --------------------
                                                                                             92,726,020
DIVERSIFIED CONSUMER SERVICES--0.4%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 8/15/14(1)                                          8,131,560             7,636,892
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2.74%-2.83%, 7/24/14(1)                          15,446,978            14,816,232
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 2.75%, 7/24/14(1)                              1,341,177             1,286,412
                                                                                   --------------------
                                                                                             23,739,536
HOTELS, RESTAURANTS & LEISURE--7.6%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/22/16(1)             8,749,250             8,525,050
American Seafoods Group LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 3/18/18(1)                       10,223,178            10,037,883
BLB Management Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8.384%, 11/5/15(1)                  4,183,291             4,146,662
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 10/19/16(1)                               24,862,249            24,800,094
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 3/1/17(1)                           36,061,734            35,926,502
Caesars Entertainment Operating Co., Inc., Extended Sr.
Sec. Credit Facilities Term Loan, 4.668%, 1/28/18(1)                   60,937,939            51,086,285

                    1 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.496%, 5/17/13(1)                        $         2,165,153  $          2,009,983
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.496%, 5/17/13(1)                             2,867,647             2,662,131
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.25%-5.178%, 10/19/17(1)                       18,018,006            18,040,528
Dunkin Brands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 4%, 11/23/17(1)                                 29,775,375            29,775,375
Global Cash Access, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 3/1/16(1)                                           2,428,571             2,406,309
Global Cash Access, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 3/1/16(1)                                             128,571               127,393
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.065%, 6/30/14(1,3)                              6,912,731             5,636,040
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 3.065%, 6/30/14(1,3)                           3,720,191             3,033,121
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 3.50%, 12/31/14(1)                               7,000,000             4,795,000
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.75%, 11/1/13(1)                                  24,561,575            24,653,681
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche C, 7%, 2/21/14(1)                                               5,055,000             4,928,625
Tranche E, 7%, 2/21/14(1)                                              54,790,661            53,489,383
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 2/25/18(1)                                            6,018,378             5,973,240
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 2/17/17(1)                                         61,670,000            56,222,504
Six Flags Theme Parks Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 6/30/16(1)                       38,196,396            38,315,761
Town Sports International, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7%, 5/11/18(1)                          21,423,750            21,263,072
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 10.163%, 3/1/13(1,3)                                           340,191               329,985
Tranche B, 2.546%, 3/1/15(1,3)                                            685,726               555,438
                                                                                   --------------------
                                                                                            408,740,045
HOUSEHOLD DURABLES--0.7%
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%-5.671%, 6/7/18(1)                                          15,239,008            15,162,814
SRAM Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.50%, 12/7/18(1)                                                 3,000,000             3,015,000
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 11.50%, 3/5/15(2,3)                                     3,870,227             3,962,145
Spectrum Brands Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%-6.164%, 6/17/16(1)                   13,516,226            13,499,332
                                                                                   --------------------
                                                                                             35,639,291

                    2 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 4/16/18(1)                     $         9,589,306  $          9,593,305
Caesars Entertainment Corp. Sr. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.25%, 4/25/17(1)                           33,330,000            32,496,750
                                                                                   --------------------
                                                                                             42,090,055
MEDIA--14.6%
Advanstar Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.62%, 6/2/14(1)                        26,271,909            16,945,775
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 10/9/16(1)                              48,573,271            44,869,559
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.90%, 7/15/13(1,3,4)                                 20,474,489            11,772,831
Bresnan Broadband Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.50%, 12/14/17(1)                      17,820,113            17,731,013
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 1/27/16(1)                                      26,565,896            26,433,067
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Incremental Term Loan, 7.50%, 7/3/14(1)                      4,641,343             4,490,499
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.50%, 7/3/14(1)                                  7,524,798             6,492,493
Charter Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14(1)                           372,664               375,459
Cinram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 10.62%, 12/31/13(1,3)                   10,978,851             4,666,011
Cinram International, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 1.275%, 12/31/11(1,3)                               4,561,910               357,348
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche A, 3.646%, 7/30/14(1)                                          10,840,000             9,715,350
Tranche B, 3.896%, 1/29/16(1)                                          22,890,716            18,144,463
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 7/22/18(1)                                 6,342,000             6,278,580
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 6/15/18(1)                           14,962,500            14,812,875
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 7%, 10/24/14(1)                                        11,505,924             7,210,382
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.75%, 6/22/16(1)                                      12,734,430            12,734,430
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 13%, 12/22/16(1)                                        1,415,000             1,460,987
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 7/14/15(1)                                      23,356,938            22,773,015
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.25%, 11/7/16(1)                                           15,591,022            15,655,990
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 3.74%, 12/31/14(1)                                               13,957,647            13,685,473

                    3 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
MEDIA CONTINUED
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.514%, 6/1/12(1)                  $        39,386,458  $         39,091,059
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/28/17(1)                        5,985,000             5,940,113
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.75%, 4/30/18(1)                                   4,000,000             3,940,000
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/20/16(1)                                17,291,663            16,945,829
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/2/18(1)                        18,656,250            18,603,789
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
Term Loan, 3.391%, 2/1/14(1)                                           32,056,576            30,694,172
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 3/31/17(1)                                        16,318,000            15,746,870
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 8/18/17(1)                                        12,267,225            12,083,217
Legendary Pictures, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6%, 4/28/17(1)                                   19,950,000            19,584,257
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 4.745%-4.819%, 3/29/13(1)                        33,481,411            27,705,867
Mediacom Communications Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche E, 4.50%,
10/23/17(1)                                                             4,937,500             4,809,125
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/23/17(1)                                                             9,875,000             9,714,531
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.50%, 12/24/12(1)                                                4,675,006             4,511,380
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.773%-13.63%, 11/15/13(1,3)                                    29,557,402            27,783,959
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7%, 5/6/18(1)                                    24,932,500            23,124,894
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.877%, 9/14/16(1)                                    23,196,132            23,138,141
Newport Television LLC/High Plains Broadcasting
Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
8.877%, 9/14/16(1)                                                      6,216,284             6,200,743
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6%, 6/9/17(1)                    26,648,213            26,181,869
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan, 10%, 10/31/13(1)                  5,000,000             4,875,000
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term
Loan, Tranche B, 4.57%-4.752%, 8/1/14(1,3)                             39,594,754            24,647,735
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%-8.63%, 3/6/17(1)                             12,920,013            12,274,012
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 3/31/16(1)                                34,833,229            32,743,236
Raycom TV Broadcasting LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 5/26/17(1)                       18,370,188            17,451,678

                    4 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
MEDIA CONTINUED
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche A, 8%, 9/29/14(1)                                     $         1,208,733  $          1,112,035
Tranche B, 8%, 9/29/14(1,3)                                             1,074,430             1,069,058
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 9/7/16(1)                            42,537,095            41,260,982
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%, 2/11/17(1)                                    12,406                12,460
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 2/11/17(1)                                            4,925,188             4,946,736
Univision Communications, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.496%, 3/31/17(1)                      15,644,928            14,223,852
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Incremental Term Loan, 6.741%-8.63%, 6/30/14(1)               12,057,452            11,650,513
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.744%-4.685%, 6/30/14(1)               30,406,571            29,088,963
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8%, 6/30/15(1,4)                                   8,891,486             8,813,686
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term
Loan, Tranche B, 7.50%, 6/19/15(1)                                      9,391,277             9,344,321
                                                                                   --------------------
                                                                                            785,919,682
MULTILINE RETAIL--0.7%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 5/16/18(1)                                      35,555,000            34,599,459
SPECIALTY RETAIL--2.4%
Burlington Coat Factory Warehouse Corp., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.25%, 2/23/17(1)                                                      37,031,250            36,303,845
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2.996%-3.178%, 5/29/14(1)                    9,978,236             8,859,426
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/7/18(1)                                  5,969,570             5,615,873
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/19/18(1)                                28,996,769            27,981,882
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 11/24/17(1)                      34,650,001            34,433,439
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 11/16/17(1)                       8,912,550             8,645,174
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 9/1/16(1)                                7,209,482             7,119,363
                                                                                   --------------------
                                                                                            128,959,002
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 12/22/16(1)                                               41,820,234            39,781,497
CONSUMER STAPLES--2.0%
FOOD PRODUCTS--1.5%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 3/8/18(1)                                 38,902,500            38,027,194

                    5 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
FOOD PRODUCTS CONTINUED
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/25/18(1)                            $        16,957,500  $         16,703,138
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%, 9/30/16(1)                                              17,663,435            17,538,325
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.25%, 9/29/17(1)                                           6,475,000             6,450,719
                                                                                   --------------------
                                                                                             78,719,376
PERSONAL PRODUCTS--0.5%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.814%, 3/5/15(1,3)                                               6,624,073             6,292,870
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.25%, 10/1/17(1)                                    10,865,132            10,856,081
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%-5.671%, 11/19/17(1)                                         9,819,062             9,782,240
                                                                                   --------------------
                                                                                             26,931,191
ENERGY--2.6%
ENERGY EQUIPMENT & SERVICES--2.3%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.151%, 7/22/16(1)                      10,268,437            10,075,903
Bourland & Leverich Supply, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11%, 8/19/15(1)                                     7,163,488             7,163,488
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.001%, 9/2/17(1)                                   6,280,000             6,358,500
Frac Tech International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 5/6/16(1)                        29,413,286            29,302,986
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 7/11/13(1)                           31,492,678            31,059,654
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 4/20/17(1)                                  32,515,182            32,581,220
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche I-A, 6.50%, 4/20/17(1)                                          4,308,528             4,317,279
Tranche I-M, 6.50%, 4/20/17(1)                                          2,631,674             2,637,019
                                                                                   --------------------
                                                                                            123,496,049
OIL, GAS & CONSUMABLE FUELS--0.3%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/18/18(1)                                   18,145,000            18,143,113
FINANCIALS--3.7%
CAPITAL MARKETS--1.6%
AGFS Funding Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%, 5/10/17(1)                                           33,095,000            30,481,885
Fortress Investment Group LLC, Sr. Sec. Credit
Facilities Term Loan, 5.75%, 10/7/15(1)                                 6,089,464             6,028,570
Nuveen Investments, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.808%-5.925%, 5/13/17(1)               35,040,288            33,778,838

                    6 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
CAPITAL MARKETS CONTINUED
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 3%-3.425%, 11/13/14(1)                             $        14,687,833  $         14,228,838
                                                                                   --------------------
                                                                                             84,518,131
DIVERSIFIED FINANCIAL SERVICES--0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A2, 7%, 6/30/14(1)                             28,000,000            27,311,676
INSURANCE--0.8%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7%, 3/17/16(1)                                        3,807,692             3,839,422
International Lease Finance Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 6.75%,
3/17/15(1)                                                             28,192,308            28,465,435
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.496%, 4/3/14(1)                                  15,160,843            11,522,241
                                                                                   --------------------
                                                                                             43,827,098
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.437%-4.522%, 10/10/16(1)                  16,553,590            14,553,370
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17                        31,940,000            31,035,044
                                                                                   --------------------
                                                                                             45,588,414
HEALTH CARE--9.8%
BIOTECHNOLOGY--0.2%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 10/10/16(1)                                       10,488,713            10,534,601
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Ardent Medical Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.50%, 7/19/15(1)                        4,530,000             4,442,231
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Delayed Draw, Tranche B,
5.50%, 2/10/17(1)                                                      25,333,474            24,525,969
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 7/16/18(1)                       11,190,000            11,231,963
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 2/25/17(1)                              38,081,628            34,281,386
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan,
8%, 1/29/16(1)                                                          7,132,440             7,203,764
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 12/22/16(1)                                    23,854,937            23,318,201
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 6/17/18(1)                6,147,471             6,169,424
Golden Gate National Senior Care LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%, 5/4/18(1)                           25,046,246            22,896,451
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 4/6/18(1)                                               29,310,194            26,525,725
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 5/3/18(1)                               14,382,725            14,095,071

                    7 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
National Mentor Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17(1)       $        28,101,269  $         25,993,674
                                                                                   --------------------
                                                                                            200,683,859
HEALTH CARE PROVIDERS & SERVICES--4.9%
Ardent Health Services LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 9/15/15(1)                                   9,850,000             9,659,156
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)             7,031,997             6,979,257
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)             7,031,997             6,979,257
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.819%, 1/25/17(1)                       8,764,849             8,519,433
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 10/20/16(1)                                    11,928,082            11,924,361
Emergency Medical Services Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 5/25/18(1)                       21,350,094            20,944,442
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.25%, 8/10/12(1)                                       6,653,122             6,337,099
Gentiva Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 4.75%, 8/17/16(1)           15,549,413            13,955,598
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 3.619%, 3/31/17(1)                                         10,675,729            10,385,488
Tranche B3, 3.619%, 5/1/18(1)                                           6,741,137             6,519,946
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 10/21/16(1)                                  10,686,879            10,633,444
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.87%, 12/1/13(1)                                            8,382,000             7,795,260
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 6/1/18(1)                                       20,448,750            19,119,581
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 8/26/17(1)                                           31,525,372            30,592,757
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 10/18/16(1)                               12,049,556             9,217,910
Select Medical Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%-5.918%, 6/1/18(1)                     37,022,212            34,430,657
SouthernCare, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 14.628%, 3/31/13(1,3)                                  8,605,143             7,637,064
Universal Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 11/15/16(1)               7,225,313             7,191,448
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16(1)                7,388,201             7,345,105
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 8/4/16(1)                            29,594,237            28,928,366
                                                                                   --------------------
                                                                                            265,095,629
PHARMACEUTICALS--0.9%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.496%, 4/10/14(1)                                    27,742,312            26,545,925

                    8 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
PHARMACEUTICALS CONTINUED
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B1, 4.25%, 3/15/18(1)                                 $        10,095,549  $         10,036,661
Tranche B2, 4.25%, 3/15/18(1)                                           5,047,774             5,018,331
Tranche B3 Add-on, 4.25%, 3/15/18(1)                                    6,940,690             6,900,205
                                                                                   --------------------
                                                                                             48,501,122
INDUSTRIALS--24.4%
AEROSPACE & DEFENSE--4.7%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.246%, 9/28/12(1)                                      753,212               708,019
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.239%, 9/30/13(1)                                          23,984,949            22,545,852
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 4/20/17(1)                           29,700,563            28,958,048
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.25%, 3/7/16(1)                                       12,495,878            11,886,704
DynCorp International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 7/7/16(1)                        39,601,690            39,180,922
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 11.50%, 6/30/15(1)                                     31,500,000            30,240,000
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 3.50%, 4/30/13(1)                          11,113,649            11,002,512
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.50%, 4/30/13(1)                                            2,755,740             2,728,183
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 10.50%, 3/26/14(1)                          21,453,326            17,967,160
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 2.369%, 3/26/14(1)                          1,338,208             1,001,983
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.369%, 3/26/14(1)                                    34,241,729            25,638,495
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9.25%, 12/30/12(1)                                 28,262,921            27,697,663
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 13.50%, 6/28/13(1)                                  8,838,686             9,722,554
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4%, 2/14/17(1)                                         11,244,757            11,223,673
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.25%, 2/1/14(1)                                                 13,200,873            12,821,348
                                                                                   --------------------
                                                                                            253,323,116
BUILDING PRODUCTS--1.6%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 7%, 4/30/16(1)                                         19,109,000            16,266,536
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
7.397%, 5/11/13(1)                                                        968,367               823,112
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.231%, 3/21/11(2)                                  3,640,440               455,055

                    9 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
BUILDING PRODUCTS CONTINUED
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9%, 10/30/17(1)                               $       11,025,000   $         11,100,797
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%-6.164%, 4/26/17(1)                                        34,825,000             34,331,634
Summit Materials LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 12/31/15(1)                         23,833,644             23,610,203
United Subcontractors, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.10%, 6/30/15(2)                                             940,328                893,312
                                                                                   --------------------
                                                                                             87,480,649
COMMERCIAL SERVICES & SUPPLIES--8.4%
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 12/17/17(1)                     20,286,451             19,982,154
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.25%, 6/18/18(1)                      18,812,000             18,141,823
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 2/3/17(1)                          10,447,500             10,395,263
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.50%, 2/2/18(1)                                   6,000,000              5,857,500
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 5/24/18(1)                                    41,822,274             41,404,050
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 5/24/19(1)                                                  14,740,000             14,537,325
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.25%-6.164%, 5/28/15(1)                              8,165,467              7,961,331
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 3/16/17(1)                             14,527,000             13,873,285
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 3/16/18(1)                                        5,240,000              4,873,200
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.246%, 11/9/14(1)                                              19,846,939             18,179,796
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 9/30/16(1)                                    15,664,230             15,585,909
Fidelity National Information Services, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,
7/18/16(1)                                                            11,904,207             11,844,686
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 4.50%,
11/3/16(1)                                                            10,450,465             10,417,807
First Data Corp., Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.245%, 3/24/18(1)                                61,215,219             53,196,025
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 2.995%, 9/24/14(1)                                        3,395,000              3,145,467
Tranche B-2, 2.995%, 9/24/14(1)                                        1,230,630              1,140,640
Tranche B-3, 2.995%, 9/24/14(1)                                          659,108                610,911
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 5/26/18(1)                               27,041,690             25,757,209
Interactive Data Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.50%, 2/11/18(1)                                     24,467,516             24,322,253

                    10 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
KAR Auction Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 5/19/17(1)                 $         8,259,300  $          8,259,300
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 6/20/16(1)                                18,228,189            18,091,478
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.50%, 12/20/16(1)                                          6,740,000             6,651,538
MoneyGram International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/18/17(1)            8,770,256             8,698,998
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 7/20/13(1)                                     1,828,851             1,737,408
NEW Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/23/16(1)                                              25,122,024            24,577,704
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.246%-2.428%, 9/30/14(1)                                        14,175,000            12,471,463
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 12/31/16(1)                                             19,575,529            19,404,243
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.75%, 2/10/18(1)                                      7,502,300             7,455,411
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 4.869%, 8/21/15(1)                               16,762,228            14,637,616
U.S. Investigations Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.995%, 2/21/15(1)                     9,684,443             8,958,110
Waste Industries USA, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 3/17/17(1)                        9,131,569             8,937,523
West Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B4, 4.577%-4.666%, 7/15/16(1)                             7,791,831             7,739,883
                                                                                   --------------------
                                                                                            448,847,309
CONSTRUCTION & ENGINEERING--0.1%
Custom Building Products, Sr. Sec. Credit Facilities
Term Loan, 5.75%, 3/19/15(1)                                            3,264,407             3,182,797
ELECTRICAL EQUIPMENT--4.4%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 12/8/16(1)                           18,659,028            18,285,848
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.25%, 6/8/17(1)                                        2,255,000             2,209,900
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 4/27/17(1)                                           43,712,000            42,783,120
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.50%, 10/27/17(1)                                           1,910,000             1,824,050
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 12/19/16(1)                          22,331,250            22,512,692
CCC Information Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/11/15(1)           22,387,500            22,415,484
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 5/16/18(1)                                   25,590,863            25,095,040
Freescale Semiconductor Holdings, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, 4.489%,12/1/16(1)           44,867,523            43,297,160

                    11 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
ELECTRICAL EQUIPMENT CONTINUED
NDS Finance Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/12/18(1)                          $        12,686,250  $         12,480,098
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.25%, 10/6/17(1)                                      13,000,000            13,000,000
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 5/2/18(1)                        35,549,663            35,038,636
                                                                                   --------------------
                                                                                            238,942,028
INDUSTRIAL CONGLOMERATES--1.1%
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 3/7/17(1)                                9,927,650             9,828,374
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 10.849%, 8/26/13(1)                                         24,688,927            23,824,814
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 5/9/17(1)                                            16,128,950            15,887,016
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 2, 5.50%, 4/28/17(1)                                     10,500,000            10,516,412
                                                                                   --------------------
                                                                                             60,056,616
MACHINERY--1.9%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/31/16(1)                                38,618,474            36,269,196
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 11/13/17(1)                      13,880,213            13,672,009
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 9/29/16(1)                                     14,839,653            14,836,566
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.75%, 7/31/14(1)                                  34,709,872            31,499,208
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.75%, 7/31/14(1)                              4,682,140             4,249,042
                                                                                   --------------------
                                                                                            100,526,021
MARINE--0.2%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.50%, 7/21/17(1)                                      10,000,000            10,012,500
ROAD & RAIL--1.1%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 12/21/16(1)                                        38,870,228            39,003,863
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 7%, 10/12/14(1)                                  20,289,456            19,832,943
                                                                                   --------------------
                                                                                             58,836,806
TRADING COMPANIES & DISTRIBUTORS--0.9%
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7%, 6/5/16(1)                               16,347,125            16,285,823
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7.75%,6/30/16(1)             26,000,000            25,870,000

                   12 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 12.50%, 9/28/16(1)             $         7,000,000  $          7,000,000
                                                                                   --------------------
                                                                                             49,155,823
INFORMATION TECHNOLOGY--3.8%
COMPUTERS & PERIPHERALS--1.0%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%, 7/15/17(1)                                57,785,581            54,968,534
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/9/18(1)                                      14,583,450            14,364,698
INTERNET SOFTWARE & SERVICES--0.6%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4.814%, 10/26/17(1)                        28,971,949            26,726,623
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.064%, 10/24/14(1)                                   6,449,267             6,164,423
                                                                                   --------------------
                                                                                             32,891,046
IT SERVICES--1.6%
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5%, 2/20/17(1)                                                   11,116,000            11,074,315
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term
Loan, 8.75%, 2/19/18(1)                                                 5,140,000             5,165,700
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.75%, 4/30/16(1)                                   9,980,339             9,930,438
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5.25%, 7/29/16(1)                                                62,527,595            61,511,522
                                                                                   --------------------
                                                                                             87,681,975
SOFTWARE--0.3%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.50%, 11/3/16(1)                                                 4,432,025             4,409,865
Verint Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.50%, 10/27/17(1)                          12,877,088            12,788,558
                                                                                   --------------------
                                                                                             17,198,423
MATERIALS--8.6%
CHEMICALS--4.7%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 11/21/16(1)                                           3,298,250             3,304,434
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 5.50%, 8/29/16(1)                                 5,644,000             5,668,693
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 6.119%, 11/15/14(1)                     28,400,000            28,080,500
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15(1)                                             2,630,708             2,516,712
Tranche C2-B, 4.125%, 5/5/15(1)                                         1,109,410             1,061,335
Tranche C4-B, 4.063%, 5/5/15(1)                                         5,088,571             4,808,699
Tranche C5-B, 4.125%, 5/5/15(1)                                         3,728,885             3,523,796

                   13 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
CHEMICALS CONTINUED
Houghton International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 1/29/16(1)              $        11,021,279  $         11,048,832
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B2, 7.501%, 12/16/13(1)                                         3,123,915             3,213,727
Tranche C2, 8.001%, 12/16/14(1)                                         3,274,724             3,368,872
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 10%, 9/10/15(1)                                     6,189,500             6,034,763
Momentive Performance Materials, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 3.75%, 5/5/15(1)                  3,411,812             3,229,849
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 9/8/17(1)                                    12,431,266            11,996,171
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.75%, 7/8/17(1)                                                        4,967,981             4,843,782
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 4/7/17(1)                            14,084,746            13,671,006
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.50%-3.68%, 7/30/14(1)                                                 8,520,582             8,073,251
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.75%, 7/30/15(1)                                                      30,610,642            27,192,443
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 5/6/17(1)                                          13,157,025            12,959,670
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.25%, 11/6/17(1)                                      7,715,000             7,637,850
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 8/2/17(1)                                         45,690,739            42,006,923
Tronox Worldwide LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Debtor in Possession, Tranche B, 7%,
10/21/15(1)                                                             3,970,000             3,966,693
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 6/30/17(1)                                        43,481,300            42,611,674
                                                                                   --------------------
                                                                                            250,819,675
CONSTRUCTION MATERIALS--0.9%
CPG International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 2/18/17(1)                                         21,834,975            20,797,814
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 3/11/17(1)                                   16,466,682            16,260,848
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.25%, 12/22/16(1)                                                9,925,000             9,726,500
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.272%, 10/10/13(1)                      2,303,349             2,158,429
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.239%, 10/10/13(1)                                   290,119               271,865
                                                                                   --------------------
                                                                                             49,215,456
CONTAINERS & PACKAGING--1.9%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 9/2/16(1)                                      8,000,000             7,965,000

                   14 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
CONTAINERS & PACKAGING CONTINUED
BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 2/23/18(1)                       $         9,978,520  $          9,903,680
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.75%, 9/28/14(1)                                  16,000,000            13,560,000
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 5/31/17(1)                                     34,912,500            34,563,375
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11.25%, 11/19/15(1)                               8,630,250             8,457,645
ICL Industrial Containers Ulc, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche C, 4.50%,
2/23/18(1)                                                                885,925               879,281
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 6.50%, 2/9/18(1)                        16,156,281            16,146,184
Xerium Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.50%, 5/26/17(1)                                  12,446,588            12,275,447
                                                                                   --------------------
                                                                                            103,750,612
METALS & MINING--0.7%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.408%, 12/19/13(2)                                          1,890,661                   189
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 3/15/17(1)                           27,550,000            27,481,125
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.75%, 3/10/17(1)                                                10,671,651            10,633,297
                                                                                   --------------------
                                                                                             38,114,611
PAPER & FOREST PRODUCTS--0.4%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9%-9.123%, 11/19/16(1)                           22,485,406            21,585,989
TELECOMMUNICATION SERVICES--2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 2.619%, 6/2/14(1)                               25,274,597            23,063,069
Level 3 Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B2, 4.50%, 9/1/18(1)                        9,000,000             8,881,875
Level 3 Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.648%, 3/13/14(1)                                          15,703,881            15,324,366
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 2/23/17(1)                           18,679,369            17,815,448
                                                                                   --------------------
                                                                                             65,084,758
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5%, 11/10/16(1)                                        11,443,525            11,214,655
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 13%, 5/10/17(1)                                         5,240,000             5,240,000
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4%, 3/19/18(1)                             30,675,655            30,266,656
                                                                                   --------------------
                                                                                             46,721,311

                   15 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                              -------------------  --------------------
UTILITIES--2.8%
ELECTRIC UTILITIES--2.8%
AES Corp. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 5/28/18(1)                                  $         2,450,094  $          2,450,400
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%,
6/24/14(1)                                                              7,020,845             7,055,949
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 4.236%, 10/19/15(1,3)                        6,733,724             4,225,412
Equipower Resources Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.75%, 1/26/18(1)                                   4,818,279             4,818,279
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 9/20/17(1)                                   43,581,277            43,630,306
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7%, 7/28/17(1)                                     17,670,713            17,273,121
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10.25%, 7/28/18(1)                                  3,730,000             3,543,500
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.506%, 2/22/15(1,3)                                             21,983,109            15,311,235
Texas Competitive Electric Holdings Co. LLC, Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.742%-4.772%, 10/10/17(1)                                             54,263,894            37,116,503
Texas Competitive Electric Holdings Co. LLC,
Non-Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.726%-3.772%, 10/10/14(1)                                       22,319,398            16,823,237
                                                                                   --------------------
                                                                                            152,247,942
                                                                                   --------------------
Total Corporate Loans (Cost $5,094,425,527)                                               4,910,659,905
CORPORATE BONDS AND NOTES--1.6%
Aleris International, Inc., 6% Bonds, 7/1/20                               98,792                98,792
Berry Plastics Corp., 5.153% Sr. Sec. Nts., 2/15/15(1)                  8,470,000             8,406,475
Berry Plastics Holding Corp., 4.222% Sr. Sec. Nts.,
9/15/14(1)                                                             19,201,000            18,048,940
Lyondell Chemical Co.:
8% Sr. Sec. Nts., 11/1/17                                              17,998,000            20,337,740
11% Sr. Sec. Nts., 5/1/18                                               6,485,120             7,255,228
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18                  6,600,000             6,253,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.004% Sr. Sec. Nts., Series B, 8/1/14(1)                              12,177,500             9,072,238
8.75% Sr. Sec. Nts., 2/1/19                                            20,000,000            14,500,000
                                                                                   --------------------
Total Corporate Bonds and Notes (Cost $90,944,041)                                           83,972,913

                                                                    Shares
                                                              -------------------  --------------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred( 4,5) (Cost $0)                          1,145                    --
COMMON STOCKS--0.5%
Aleris Corp. (6)                                                          114,329             5,373,463
Alpha Media Group, Inc. (4,5)                                               8,587                    --
BLB Management Services, Inc. (5)                                         165,551               993,306
Champion Opco LLC (5)                                                     183,994               505,983
Cinram International Income Fund (5)                                      444,228                26,741

                   16 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                     SHARES                 VALUE
                                                              -------------------  --------------------
Eningen Realty, Inc. (5)                                                    1,642      $          7,184
Levlad LLC (5)                                                             40,755               305,659
Metro-Goldwyn-Mayer Studios, Inc. (5)                                     412,221             7,677,616
Sleep Innovations, Inc., Cl. 2 (5)                                         28,602                    --
Sleep Innovations, Inc., Cl. 4 (5)                                          4,275                    --
Turtle Bay Holding Co. LLC (5)                                            324,258               332,364
United Subcontractors, Inc. (5)                                            39,690             1,002,163
Young Broadcasting, Inc., Cl. A (4,5)                                       5,231            13,600,600
                                                                                   --------------------
Total Common Stocks (Cost $34,238,249)                                                       29,825,079

                                                                     UNITS
                                                              -------------------  --------------------
RIGHTS, WARRANTS AND CERTIFICATES--1.0%
BLB Management Services, Inc. Rts., Strike Price $0.001,
12/31/11(5)                                                                 8,000               140,000
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(5)                                                                 67,016                    --
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(5)                                                                35,695            28,556,000
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(4,5)                                                               9,588            24,928,800
                                                                                   --------------------
Total Rights, Warrants and Certificates (Cost $36,848,999)                                   53,624,800

                                                                     SHARES
                                                              -------------------  --------------------
INVESTMENT COMPANY--6.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.17%(4,7) (Cost $370,631,468)                                        370,631,468           370,631,468
Total Investments, at Value (Cost $5,627,088,284)                           101.3%        5,448,714,165
Liabilities in Excess of Other Assets                                        (1.3)          (71,003,298)
                                                              ------------- -----  --------------------
Net Assets                                                                  100.0%     $  5,377,710,867
                                                              ===================  ====================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.   Interest or dividend is paid-in-kind, when applicable.

                   17 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES/UNITS/                                        SHARES/UNITS/
                                                          PRINCIPAL            GROSS           GROSS            PRINCIPAL
                                                      JULY 29, 2011 (a)      ADDITIONS       REDUCTIONS     OCTOBER 31, 2011
                                                     -------------------  ---------------  --------------  ------------------
Alpha Media Group, Inc.                                            8,587               --              --               8,587
Alpha Media Group, Inc., Preferred                                 1,145               --              --               1,145
Alpha Media Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.90%, 7/15/13               19,865,287          609,202              --          20,474,489
Oppenheimer Institutional Money Market Fund, Cl. E           485,234,668      508,996,800     623,600,000         370,631,468
Young Broadcasting, Inc., Cl. A                                    5,231               --              --               5,231
Young Broadcasting, Inc. Wts., Strike Price $0.01,
Exp. 12/24/24                                                      9,588               --              --               9,588
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%, 6/30/15                8,891,486               --              --           8,891,486

                                                                                                VALUE            INCOME
                                                                                           --------------  ------------------
                                                                                           $           --  $               --
Alpha Media Group, Inc.                                                                                --                  --
Alpha Media Group, Inc., Preferred                                                                     --                  --
Alpha Media Group, Inc., Sr. Sec. Credit  Facilities Term Loan, Tranche B, 6.90%, 7/15/13      11,772,831             354,028(b)
Oppenheimer Institutional Money Market Fund, Cl. E                                            370,631,468             130,520
Young Broadcasting, Inc., Cl. A                                                                13,600,600                  --
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24                               24,928,800                  --
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15       8,813,686             181,781
                                                                                           --------------  ------------------
                                                                                           $  429,747,385  $          666,329
                                                                                           ==============  ==================

     a. July 29, 2011 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

     b. All or portion of the transactions were the result of non-cash interest or dividends.

5.   Non-income producing security.

6. Restricted security. The aggregate value of restricted securities as of October 31, 2011 was $5,373,463, which represents 0.10% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                         ACQUISITION                                           UNREALIZED
SECURITY                                                     DATE              COST            VALUE          APPRECIATION
---------------------------------------------------  -------------------  ---------------  --------------  ------------------
Aleris Corp.                                                     4/23/10  $     5,305,725  $    5,373,463  $           67,738

7.   Rate shown is the 7-day yield as of October 31, 2011.

                   18 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                                                LEVEL 3--
                                                           LEVEL 1--          LEVEL 2--        SIGNIFICANT
                                                          UNADJUSTED      OTHER SIGNIFICANT   UNOBSERVABLE
                                                        QUOTED PRICES     OBSERVABLE INPUTS      INPUTS           VALUE
                                                     -------------------  -----------------  --------------  ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                                      $                --  $   4,910,659,716  $          189  $  4,910,659,905
Corporate Bonds and Notes                                             --         83,874,121          98,792        83,972,913
Preferred Stocks                                                      --                 --              --                --
Common Stocks                                                     26,741         15,684,571      14,113,767        29,825,079
Rights, Warrants and Certificates                                     --         28,696,000      24,928,800        53,624,800
Investment Company                                           370,631,468                 --              --       370,631,468
                                                     -------------------  -----------------  --------------  ----------------
Total Assets                                         $       370,658,209  $   5,038,914,408  $   39,141,548  $  5,448,714,165
                                                     -------------------  -----------------  --------------  ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. Since July 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

                   19 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan.

                   20 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2011, securities with an aggregate market value of $4,910,659,905, representing 91.32% of the Fund's net assets were comprised of Senior Loans.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of October 31, 2011 is as follows:

Cost                                                 $        35,946,390
Market Value                                         $         5,583,869
Market Value as a % of Net Assets                                   0.10%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of October 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $     5,634,349,491
                                                     ===================
Gross unrealized appreciation                        $        46,485,998
Gross unrealized depreciation                               (232,121,324)
                                                     -------------------
Net unrealized depreciation                          $      (185,635,326)
                                                     ===================

                   21 | Oppenheimer Senior Floating Rate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:    /s/ William F. Glavin, Jr.
       ---------------------------------
       William F. Glavin, Jr.
       Principal Executive Officer

Date:  12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William F. Glavin, Jr.
       ---------------------------------
       William F. Glavin, Jr.
       Principal Executive Officer

Date:  12/12/2011

By:    /s/ Brian W. Wixted
       ---------------------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  12/12/2011